Derivative Instruments and Hedging Activities - Effective Portion of Gains (Losses) on Interest Rate Swap Agreements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Unrealized loss on qualifying cash flow hedging instruments	$ (57,615)	$ (11)	$ (1,895)
Interest expense
Derivative [Line Items]
Effective Portion Recognized in AOCI	(7,458)
Unrealized loss on qualifying cash flow hedging instruments		2,128	(31)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net		(152)	(1,614)
Ineffective Portion		$ 740	$ (746)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	$ (376)